STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

May 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4%
Airlines - 1.1%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,299,722		2,874,822
Delta Air Lines Pass Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	3,402,061		2,993,605
				5,868,427
Automobiles & Components - 2.0%
American Honda Finance Corp., Sr. Unscd. Notes	1.30	9/9/2026	3,250,000		2,913,513
General Motors Financial Co., Inc., Sr. Unscd. Notes	6.05	10/10/2025	4,500,000		4,530,974
Toyota Motor Credit Corp., Sr. Unscd. Notes	2.00	10/7/2024	3,650,000	[a]	3,509,096
				10,953,583
Banks - 9.2%
Bank of America Corp., Sub. Notes, Ser. L	3.95	4/21/2025	4,680,000		4,561,467
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	3,050,000		3,001,271
Barclays PLC, Sr. Unscd. Notes	2.28	11/24/2027	4,000,000		3,556,616
Citigroup, Inc., Sub. Bonds	4.40	6/10/2025	5,000,000		4,885,522
Cooperatieve Rabobank UA, Gtd. Notes	3.75	7/21/2026	4,835,000		4,543,648
Credit Suisse Group AG, Sr. Unscd. Notes	2.59	9/11/2025	5,500,000	[b]	5,190,130
HSBC Holdings PLC, Sr. Unscd. Notes	0.73	8/17/2024	3,250,000	[a]	3,210,652
HSBC Holdings PLC, Sr. Unscd. Notes	0.98	5/24/2025	1,250,000		1,187,909
HSBC Holdings PLC, Sr. Unscd. Notes	2.25	11/22/2027	1,785,000		1,588,623
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	4,235,000	[c]	3,833,014
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	3,710,000	[a]	3,650,924
Societe Generale SA, Sub. Notes	4.75	11/24/2025	3,500,000	[b]	3,327,132
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	0.95	1/12/2026	3,475,000		3,105,930
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.95	10/21/2027	5,185,000		4,620,267
				50,263,105
Beverage Products - .8%
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes	4.75	1/23/2029	4,500,000		4,534,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Commercial & Professional Services - .7%
Global Payments, Inc., Sr. Unscd. Notes	4.00	6/1/2023	3,600,000	3,600,000
Consumer Discretionary - .6%
Warnermedia Holdings, Inc., Gtd. Notes	3.76	3/15/2027	3,665,000	3,435,853
Diversified Financials - 3.1%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	3,750,000	3,345,930
Air Lease Corp., Sr. Unscd. Notes	2.30	2/1/2025	4,500,000	4,246,441
American Express Co., Sr. Unscd. Notes	3.38	5/3/2024	3,350,000	3,286,328
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,725,000	1,438,834
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2027	1,250,000	[a] 1,090,330
Ares Capital Corp., Sr. Unscd. Notes	3.88	1/15/2026	1,500,000	1,393,442
The Andrew W. Mellon Foundation, Unscd. Bonds, Ser. 2020	0.95	8/1/2027	2,350,000	2,042,318
				16,843,623
Energy - 2.0%
Cimarex Energy Co., Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,567,511
ONEOK, Inc., Gtd. Notes	4.00	7/13/2027	3,400,000	3,209,035
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.88	6/30/2026	2,500,000	2,537,324
Spectra Energy Partners LP, Gtd. Notes	3.50	3/15/2025	2,760,000	2,665,756
				10,979,626
Food Products - .6%
McCormick & Co., Inc., Sr. Unscd. Notes	0.90	2/15/2026	3,840,000	3,441,156
Health Care - 5.4%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	4,600,000	4,177,217
Amgen, Inc., Sr. Unscd. Notes	2.20	2/21/2027	3,960,000	3,630,802
Astrazeneca Finance LLC, Gtd. Notes	1.20	5/28/2026	3,540,000	3,206,370
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	4,000,000	3,899,899
Elevance Health, Inc., Sr. Unscd. Notes	2.38	1/15/2025	3,000,000	2,867,349
Humana, Inc., Sr. Unscd. Notes	0.65	8/3/2023	2,275,000	2,259,163
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	2,820,000	2,832,653
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.20	9/23/2026	4,275,000	4,035,863
UnitedHealth Group, Inc., Sr. Unscd. Notes	1.15	5/15/2026	2,915,000	2,655,605
				29,564,921
Industrial - 2.3%
Caterpillar Financial Services Corp., Sr. Unscd. Notes	0.90	3/2/2026	2,830,000	2,561,090

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Industrial - 2.3% (continued)
John Deere Capital Corp., Sr. Unscd. Notes	1.05	6/17/2026	4,250,000	3,849,400
Parker-Hannifin Corp., Sr. Unscd. Notes	2.70	6/14/2024	3,325,000	3,233,430
Snap-On, Inc., Sr. Unscd. Notes	3.25	3/1/2027	3,300,000	3,148,558
				12,792,478
Information Technology - 2.1%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	4,000,000	3,665,017
Microsoft Corp., Sr. Unscd. Notes	3.13	11/3/2025	3,710,000	3,609,267
Oracle Corp., Sr. Unscd. Notes	2.50	4/1/2025	4,215,000	4,020,107
				11,294,391
Internet Software & Services - 1.5%
Amazon.com, Inc., Sr. Unscd. Notes	0.80	6/3/2025	4,600,000	4,274,671
eBay, Inc., Sr. Unscd. Notes	1.90	3/11/2025	4,250,000	4,019,326
				8,293,997
Media - .6%
Discovery Communications LLC, Gtd. Notes	4.90	3/11/2026	3,150,000	3,110,918
Metals & Mining - .6%
Glencore Funding LLC, Gtd. Notes	1.63	9/1/2025	3,500,000	[b] 3,225,199
Municipal Securities - 3.6%
California Earthquake Authority, Revenue Bonds, Ser. B	1.48	7/1/2023	3,000,000	2,989,296
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. B	1.28	11/15/2028	2,500,000	2,130,941
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.05	1/1/2026	2,500,000	2,277,689
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028	4,155,000	3,663,731
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	3,750,000	3,735,292
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	5,315,000	4,747,632
				19,544,581
Real Estate - 1.1%
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	2,600,000	2,067,465
Healthcare Realty Holdings LP, Gtd. Notes	3.63	1/15/2028	2,375,000	2,124,879
UDR, Inc., Gtd. Notes	2.95	9/1/2026	2,205,000	2,039,613
				6,231,957
Retailing - 1.4%
Target Corp., Sr. Unscd. Notes	2.25	4/15/2025	3,300,000	3,152,602

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Retailing - 1.4% (continued)
The TJX Companies, Inc., Sr. Unscd. Notes	1.15	5/15/2028	5,500,000		4,752,142
				7,904,744
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.88	1/15/2027	3,600,000		3,462,675
Broadcom, Inc., Sr. Unscd. Notes	4.00	4/15/2029	4,000,000	[b]	3,718,456
Foundry JV Holdco LLC, Sr. Scd. Notes	5.88	1/25/2034	2,000,000	[b]	1,977,893
Microchip Technology, Inc., Sr. Unscd. Notes	0.97	2/15/2024	4,000,000		3,863,258
				13,022,282
Technology Hardware & Equipment - .6%
Apple, Inc., Sr. Unscd. Notes	2.05	9/11/2026	3,430,000		3,202,356
Telecommunication Services - 3.1%
AT&T, Inc., Sr. Unscd. Notes	1.65	2/1/2028	6,000,000		5,198,653
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	5/23/2029	2,420,000		2,368,999
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	4,700,000		4,362,237
Verizon Communications, Inc., Sr. Unscd. Notes	2.63	8/15/2026	5,000,000		4,696,800
				16,626,689
U.S. Government Agencies Collateralized Municipal-Backed Securities - .5%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	3,034,158		2,553,905
U.S. Government Agencies Mortgage-Backed - .4%
Federal Home Loan Mortgage Corp.:
4.50%, 2/1/2034			260,347	[d]	259,590
Federal National Mortgage Association:
2.91%, 4/1/2026			2,000,000	[d]	1,896,283
				2,155,873
U.S. Government Agencies Obligations - 6.4%
Federal Farm Credit Bank Funding Corp., Bonds	3.33	4/12/2027	6,845,000		6,529,003
Federal Home Loan Bank, Bonds	2.20	3/28/2025	2,400,000		2,281,651
Federal Home Loan Bank, Bonds	2.75	3/25/2027	6,750,000		6,330,001
Federal Home Loan Bank, Bonds	3.00	3/25/2027	6,800,000		6,423,028
Federal Home Loan Mortgage Corp., Notes	4.05	8/28/2025	4,900,000	[d]	4,792,092
Federal National Mortgage Association, Notes	0.55	8/19/2025	9,250,000	[a,d]	8,443,263
				34,799,038

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
U.S. Treasury Securities - 46.7%
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	13,744,830	[e]	13,039,690
U.S. Treasury Notes	0.25	10/31/2025	4,720,000		4,295,753
U.S. Treasury Notes	0.25	9/30/2025	5,440,000		4,969,844
U.S. Treasury Notes	0.63	5/15/2030	5,950,000		4,838,559
U.S. Treasury Notes	0.75	1/31/2028	3,000,000		2,609,883
U.S. Treasury Notes	0.88	1/31/2024	6,000,000	[a]	5,827,455
U.S. Treasury Notes	1.13	2/28/2025	32,705,000		30,832,128
U.S. Treasury Notes	1.38	11/15/2031	1,300,000		1,087,176
U.S. Treasury Notes	1.63	8/15/2029	5,245,000		4,645,513
U.S. Treasury Notes	1.63	5/15/2026	12,740,000		11,884,280
U.S. Treasury Notes	2.00	4/30/2024	10,750,000		10,436,781
U.S. Treasury Notes	2.38	2/29/2024	15,000,000	[a]	14,685,299
U.S. Treasury Notes	2.50	3/31/2027	8,575,000		8,146,417
U.S. Treasury Notes	2.63	4/15/2025	10,760,000		10,401,684
U.S. Treasury Notes	2.75	7/31/2027	6,250,000		5,978,882
U.S. Treasury Notes	2.88	4/30/2029	5,345,000		5,093,618
U.S. Treasury Notes	2.88	11/30/2023	7,000,000	[a]	6,917,863
U.S. Treasury Notes	3.00	7/31/2024	15,000,000		14,656,641
U.S. Treasury Notes	3.00	7/15/2025	11,000,000		10,700,937
U.S. Treasury Notes	3.13	8/15/2025	3,635,000		3,545,261
U.S. Treasury Notes	3.13	11/15/2028	8,890,000		8,601,943
U.S. Treasury Notes	3.50	4/30/2028	7,750,000		7,651,914
U.S. Treasury Notes	3.50	9/15/2025	16,000,000		15,735,312
U.S. Treasury Notes	3.88	12/31/2029	9,765,000	[a]	9,843,196
U.S. Treasury Notes	4.00	2/15/2026	2,250,000		2,242,837
U.S. Treasury Notes	4.13	1/31/2025	19,500,000		19,335,850
U.S. Treasury Notes	4.38	10/31/2024	14,875,000		14,782,612
U.S. Treasury Notes	4.50	11/15/2025	1,735,000		1,746,555
				254,533,883
Utilities - .6%
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029	3,500,000		3,049,077
Total Bonds and Notes (cost $569,335,495)			541,826,512

Preferred Stocks - .6%
Telecommunication Services - .6%
AT&T, Inc., Ser. A (cost $3,750,000)	5.00		150,000		3,328,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $800,262)	5.19	800,262	[f] 800,262

Investment of Cash Collateral for Securities Loaned - 2.8%
Registered Investment Companies - 2.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $15,367,679)	5.19	15,367,679	[f] 15,367,679
Total Investments (cost $589,253,436)		103.0%	561,322,953
Liabilities, Less Cash and Receivables		(3.0%)	(16,429,572)
Net Assets		100.0%	544,893,381

a Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $48,530,854 and the value of the collateral was $49,980,461, consisting of cash collateral of $15,367,679 and U.S. Government & Agency securities valued at $34,612,782. In addition, the value of collateral may include pending sales that are also on loan.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities were valued at $17,438,810 or 3.2% of net assets.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	228,239,232	-	228,239,232
Equity Securities - Preferred Stocks	3,328,500	-	-	3,328,500
Investment Companies	16,167,941	-	-	16,167,941
Municipal Securities	-	19,544,581	-	19,544,581
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	2,553,905	-	2,553,905
U.S. Government Agencies Mortgage-Backed	-	2,155,873	-	2,155,873
U.S. Government Agencies Obligations	-	34,799,038	-	34,799,038
U.S. Treasury Securities	-	254,533,883	-	254,533,883

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2023, accumulated net unrealized depreciation on investments was $27,930,483, consisting of $178,772 gross unrealized appreciation and $28,109,255 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.